Condensed Consolidated Balance Sheets [Parenthetical] (EUR €) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts Receivable, Current	€ 0	€ 27
Allowance For Doubtful Accounts Receivable From Related Parties Current	850	850
Inventory Valuation Reserves	€ 158	€ 789
Common Stock, Shares Authorized	19,656,317	19,656,317
common stock, shares, issued and outstanding	15,018,483	14,969,150